Mineral Stream Interests - Schedule of Mineral Stream Interests (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure Of Mineral Stream Interests [line items]
Ending balance	$ 5,785,795	$ 5,790,622	$ 5,785,795	$ 5,790,622
Depletion	62,494	59,772	119,759	123,715
Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			2,080,688
Ending balance	1,894,655	2,374,248	1,894,655	2,374,248	$ 2,080,688
Depletion	26,714	(31,153)	54,746	(56,816)
Silver interests [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			134,862
Ending balance					134,862
Silver interests [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			403,250
Ending balance	395,052		395,052		403,250
Silver interests [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			757,638
Ending balance	732,979		732,979		757,638
Silver interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			261,803
Ending balance	254,773		254,773		261,803
Silver interests [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			523,135
Ending balance	511,851		511,851		523,135
Silver interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			3,201,085	3,247,979	3,247,979
Disposal			(190,331)		(41,959)
Ending balance	3,010,754		3,010,754		3,201,085
Reductions					(4,935)
Silver interests [member] | Cost [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			190,331	190,331	190,331
Disposal			(190,331)
Ending balance					190,331
Silver interests [member] | Cost [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			524,626	524,626	524,626
Ending balance	524,626		524,626		524,626
Silver interests [member] | Cost [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			900,343	900,343	900,343
Ending balance	900,343		900,343		900,343
Silver interests [member] | Cost [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			302,948	302,948	302,948
Ending balance	302,948		302,948		302,948
Silver interests [member] | Cost [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			1,282,837	1,329,731	1,329,731
Disposal					(41,959)
Ending balance	1,282,837		1,282,837		1,282,837
Reductions					(4,935)
Silver interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(1,120,397)	(811,980)	(811,980)
Disposal			59,044		41,959
Ending balance	(1,116,099)		(1,116,099)		(1,120,397)
Depletion			(54,746)		(121,696)
Impairment					(228,680)
Silver interests [member] | Accumulated Depletion & Impairment [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(55,469)	(49,756)	(49,756)
Disposal			59,044
Ending balance					(55,469)
Depletion			(3,575)		(5,713)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(121,376)	(106,549)	(106,549)
Ending balance	(129,574)		(129,574)		(121,376)
Depletion			(8,198)		(14,827)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(142,705)	(84,537)	(84,537)
Ending balance	(167,364)		(167,364)		(142,705)
Depletion			(24,659)		(58,168)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(41,145)	(26,977)	(26,977)
Ending balance	(48,175)		(48,175)		(41,145)
Depletion			(7,030)		(14,168)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(759,702)	(544,161)	(544,161)
Disposal					41,959
Ending balance	(770,986)		(770,986)		(759,702)
Depletion			(11,284)		(28,820)
Impairment					(228,680)
Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			3,342,589
Ending balance	3,497,813	3,416,374	3,497,813	3,416,374	3,342,589
Depletion	35,780	(28,619)	65,013	(66,899)
Gold interests [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			379,988
Ending balance	372,366		372,366		379,988
Gold interests [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			2,808,732
Ending balance	2,760,314		2,760,314		2,808,732
Gold interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			122,051
Ending balance	120,025		120,025		122,051
Gold interests [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Ending balance	218,158		218,158
Gold interests [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			31,818
Ending balance	26,950		26,950		31,818
Gold interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			4,222,030	4,222,030	4,222,030
Additions			220,237
Ending balance	4,442,267		4,442,267		4,222,030
Gold interests [member] | Cost [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			623,864	623,864	623,864
Ending balance	623,864		623,864		623,864
Gold interests [member] | Cost [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			3,059,876	3,059,876	3,059,876
Ending balance	3,059,876		3,059,876		3,059,876
Gold interests [member] | Cost [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			136,058	136,058	136,058
Ending balance	136,058		136,058		136,058
Gold interests [member] | Cost [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Additions			220,237
Ending balance	220,237		220,237
Gold interests [member] | Cost [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			402,232	402,232	402,232
Ending balance	402,232		402,232		402,232
Gold interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(879,441)	(738,757)	(738,757)
Ending balance	(944,454)		(944,454)		(879,441)
Depletion			(65,013)		(140,684)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(243,876)	(222,329)	(222,329)
Ending balance	(251,498)		(251,498)		(243,876)
Depletion			(7,622)		(21,547)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(251,144)	(155,041)	(155,041)
Ending balance	(299,562)		(299,562)		(251,144)
Depletion			(48,418)		(96,103)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(14,007)	(10,388)	(10,388)
Ending balance	(16,033)		(16,033)		(14,007)
Depletion			(2,026)		(3,619)
Gold interests [member] | Accumulated Depletion & Impairment [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Ending balance	(2,079)		(2,079)
Depletion			(2,079)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(370,414)	(350,999)	(350,999)
Ending balance	(375,282)		(375,282)		(370,414)
Depletion			(4,868)		(19,415)
Cobalt Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Ending balance	393,327		393,327
Cobalt Interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Additions			393,327
Ending balance	393,327		393,327
Mineral Stream Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			5,423,277
Ending balance	5,785,795		5,785,795		5,423,277
Depletion	62,494	$ (59,772)	119,759	(123,715)
Mineral Stream Interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			7,423,115	7,470,009	7,470,009
Additions			613,564
Disposal			(190,331)		(41,959)
Ending balance	7,846,348		7,846,348		7,423,115
Reductions					(4,935)
Mineral Stream Interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(1,999,838)	$ (1,550,737)	(1,550,737)
Disposal			59,044		41,959
Ending balance	$ (2,060,553)		(2,060,553)		(1,999,838)
Depletion			$ (119,759)		(262,380)
Impairment					$ (228,680)